                                    SELIGMAN
                                -----------------
                                     QUALITY
                                -----------------
                                    MUNICIPAL
                                   FUND, INC.
                                    [graphic]

                              First Quarter Report
                                January 31, 1999

To the Stockholders
During Seligman Quality Municipal Fund's first fiscal quarter, the US economy continued to grow at a surprisingly robust pace. Despite the ongoing economic expansion, inflation remains low, with few signs of upward price pressures. Unemployment has fallen to levels not seen in nearly thirty years, but wages have not been forced significantly higher. As long as this economic equilibrium continues, the Federal Reserve Board is unlikely to take action in either direction and policy should remain on hold for the near future.
   The municipal bond market was stable during this time, especially compared to the US Treasury market. Long-term municipal yields experienced only modest ups and downs and were nearly the same at the end of the quarter as they had been at the Fund's fiscal year end. The stability can largely be attributed to a slowdown in new-issue supply, which had been at historically high levels for much of last year. In January 1999, new-issue supply was 24% lower than it had been one year earlier.
   Municipal bonds continue to offer attractive after-tax yield advantages over US Treasuries. Last year's high demand for US Treasury securities caused their yields to fall much faster than those of municipal bonds. At the end of the Fund's fiscal quarter, the yield differential between Treasuries and municipals remained narrow, despite the tax advantages of the latter. Municipals had not been that attractive relative to Treasuries since 1986, when tax-reform concerns were widespread.
   Seligman continues to work to ensure that all of its operations are prepared for the challenges posed by the Year 2000 (Y2K) computer problem, and we foresee no disruption as a result of this issue in the investment and shareholder services provided by your Fund. In addition, your portfolio management team considers the potential ramifications of Y2K when making decisions on which securities should be held by the Fund.
   Thank you for your confidence in Seligman Quality Municipal Fund. We look forward to continuing to serve your investment needs. A discussion with your Portfolio Manager and the Fund's portfolio of investments follow this letter.

By order of the Board of Directors,


/s/ William C. Morris
------------------------

William C. Morris
Chairman


/s/ Thomas G. Moles

------------------------
Thomas G. Moles
President


February 26, 1999

INTERVIEW WITH YOUR PORTFOLIO MANAGER, THOMAS G. MOLES

[photo]
Seligman Municipals Team: (standing, from left) Audrey Kuchtyak, Theresa Barion, Debra McGuinness, (seated) Eileen Comerford, Thomas G. Moles (Portfolio Manager)

WHAT ECONOMIC AND MARKET FACTORS AFFECTED SELIGMAN QUALITY MUNICIPAL FUND DURING ITS FIRST FISCAL QUARTER?
   During the three-month period ended January 31, 1999, the municipal bond market remained stable. Long-term municipal yields fluctuated within an extremely narrow range, and ended the fiscal quarter essentially unchanged from the Fund's fiscal year-end on October 31, 1998. This stability was primarily the result of a slowdown in new-issue supply, which had been nearing record-high levels for most of 1998. In January 1999, new-issue supply was 24% lower than it had been one year earlier.
   During the past year and a half of global financial turmoil, demand for US Treasury bonds grew as investors viewed these securities as a safe haven during periods of instability and uncertainty. This "flight to quality" created a high level of volatility in the US Treasury market and pushed Treasury bond yields lower. Municipal bond yields also declined during that period, but were outpaced by the faster decline in Treasury yields. At one point during 1998, yields for long-term Treasuries were actually lower than yields for long-term municipals, despite the latter's tax-exempt status. At the end of the Fund's fiscal quarter, the yield spread between municipal and Treasury bonds remained historically narrow. Municipals had not been that attractive in comparison to Treasuries since 1986, when tax-reform fears drove municipal yields higher.

WHAT WAS YOUR INVESTMENT STRATEGY DURING THE THREE MONTHS UNDER REVIEW?

   During the past fiscal quarter, we continued to concentrate on improving the Fund's call protection. Most of Seligman Quality Municipal Fund's higher-coupon bonds were purchased when interest rates were higher than they are today. Over the past several years, these bonds have been approaching their optional call dates. (A callable bond can be redeemed by the issuer prior to maturity on predetermined dates and at specified prices.) In a declining interest-rate environment, such as we have been experiencing, bond calls typically increase as issuers seek to retire higher-cost debt. We have attempted to mitigate the reinvestment risk these calls pose to the portfolio by proactively selling bonds that are approaching their call dates, rather than waiting until these bonds are called and risk having to reinvest the proceeds at even lower yields.
   Providing Seligman Quality Municipal Fund stockholders with a consistent monthly dividend distribution has always been a primary focus. However, since the Fund's introduction in 1991, interest rates have declined steadily, making it increasingly difficult to maintain the Fund's dividend distribution. As a result of bond calls and redemptions, the Fund's investment income has fallen, necessitating the January 1999 reduction in the Fund's dividend distribution. The steps that we have taken to reduce the Fund's bond call exposure should help to stabilize its dividend during the fiscal year ahead.

DO YOU FORESEE ANY IMPACT ON THE MUNICIPAL BOND MARKET AS A RESULT OF THE YEAR 2000 (Y2K) COMPUTER PROBLEM?

   Y2K is certainly a major challenge facing the municipal market, and individual states, cities, and municipalities vary widely in their current capacity to manage it. Throughout the coming year, we will consider the Y2K-readiness of an issuer when we evaluate a security. Our ability to remain informed of an issuer's Y2K status was improved last year when the Securities and Exchange Commission established disclosure guidelines requiring municipalities to inform investors about material Y2K concerns.

WHAT IS YOUR OUTLOOK?

   Long-term municipal bond yields, while at their lowest levels in many years, continue to offer a significant after-tax advantage over those of long-term US Treasuries. This current yield advantage, in addition to the likelihood that new-issue supply will be lower than it was last year, should contribute to an improvement in the performance of municipal bonds relative to Treasury bonds.

Investment Results Per Common Share


TOTAL RETURNS*
FOR PERIODS ENDED JANUARY 31, 1999

                                                        AVERAGE ANNUAL
                                               ---------------------------------
                                                                        SINCE
                                THREE          ONE           FIVE      INCEPTION
                                MONTHS         YEAR          YEARS     11/29/91
                                -------        ------       -------     --------
         Market Price**         (10.15)%       (6.84)%        4.65%       6.17%
         Net Asset Value**        1.57          6.61          6.45        8.89


PRICE PER SHARE
                               JANUARY 31,     OCTOBER 31,
                                  1999            1998
                              ------------    ------------
         Market Price            $13.50         $15.5625
         Net Asset Value          15.17          15.47


DIVIDEND AND CAPITAL GAIN INFORMATION
FOR THE THREE MONTHS ENDED JANUARY 31, 1999

                                                       Capital Gain
                                           -----------------------------------
                        Dividends Paid+       Paid       Realized    Unrealized
                       --------------        -------     --------    ----------
                           $0.2145           $0.314       $0.033       $1.793++

ANNUAL DISTRIBUTION RATE
The annual distribution rate based on current market price at January 31, 1999, was 5.89%, which is equivalent to a taxable yield of 9.64% based on the maximum federal tax rate of 39.6%.


--------------------------------------------------------------------------------
The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

  *Returns for periods of less than one year are not annualized.

 **These rates of return reflect changes in market price or net asset value, as applicable, and assume that all distributions within the period are invested in additional shares.

  +Preferred Stockholders were paid dividends at annual rates ranging from 3.00% to 4.85%. Earnings on the Fund's assets in excess of the preferred dividend requirements constituted dividend income for Common Stockholders. A portion of dividends paid to Common Stockholders may be taxable as ordinary income.

 ++Represents the per share amount of net unrealized appreciation of portfolio securities as of January 31, 1999.

Portfolio of Investments (unaudited)                            January 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                             FACE                                                                  RATINGS
STATE                       AMOUNT                   MUNICIPAL BONDS                              MOODY'S/S&P    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

ALASKA-- 1.3%            $   295,000   Alaska Housing Finance Corporation (Collateralized
                                        Mortgage Obligation), 7.05% due 6/1/2025 ...............   Aaa/AAA      $   314,505
                           1,040,000   Alaska Housing Finance Corporation (Collateralized
                                        Veterans' Mortgage Program), 61/2% due 6/1/2034 ........   Aaa/AAA        1,093,986
CALIFORNIA-- 8.0%          5,000,000   San Francisco City and County Airports Commission
                                        Rev. (International Airport), 5.80% due 5/1/2021* ......   Aaa/AAA        5,302,100
                           2,750,000   San Joaquin Hills Transportation Corridor Agency Rev.
                                        (Orange County Senior Lien Toll Road),
                                        63/4% due 1/1/2032 .....................................   Aaa/AAA        3,129,335
COLORADO-- 1.9%            2,000,000   Denver City and County School District #1 GOs,
                                        5% due 12/1/2023 .......................................   Aaa/AAA        2,005,520
GEORGIA-- 3.0%             3,000,000   Atlanta Airport Facilities Rev., 61/4% due 1/1/2021* ....   Aaa/AAA        3,171,150
HAWAII-- 1.8%              1,750,000   Hawaii State Airports System Rev., 7% due 7/1/2020* .....   Aaa/AAA        1,903,913
ILLINOIS-- 4.7%            5,000,000   Illinois Educational Facilities Authority Rev.
                                        (University of Chicago), 51/8% due 7/1/2038 ............   Aa1/AA         4,928,950
KANSAS-- 3.1%              3,000,000   Burlington Pollution Control Rev. (Kansas Gas and
                                        Electric Company Project), 7% due 6/1/2031 .............   Aaa/AAA        3,267,990
LOUISIANA-- 3.3%             935,000   Louisiana Public Facilities Authority Hospital Rev.
                                        (Southern Baptist Hospitals, Inc. Project),
                                        8% due 5/15/2012 .......................................   NR/AAA         1,164,019
                           2,000,000   Louisiana Public Facilities Authority Hospital Rev.
                                        (Our Lady of Lourdes Regional Medical Center
                                        Project), 6.45% due 2/1/2022 ...........................   Aaa/AAA        2,247,120
MASSACHUSETTS -- 7.3%      4,000,000   Massachusetts Health & Educational Facilities
                                        Authority Rev. (New England Medical Center),
                                        65/8% due 7/1/2025 .....................................   Aaa/AAA        4,406,480
                           3,000,000   Massachusetts Housing Finance Agency Rev.
                                        (Residential Development), 67/8% due 11/15/2021 ........   Aaa/AAA        3,262,620
MONTANA-- 5.4%             2,220,000   Forsyth Pollution Control Rev. (Puget Sound
                                        Power & Light Co.), 71/4% due 8/1/2021* ................   Aaa/AAA        2,433,120
                           1,620,000   Montana State Board of Investments Payroll Tax
                                        Rev. (Workers' Compensation Program),
                                        67/8% due 6/1/2020 .....................................   Aaa/AAA        1,773,074
                             845,000   Montana State Board of Investments Payroll Tax
                                        Rev. (Workers' Compensation Program),
                                        67/8% due 6/1/2020 .....................................   Aaa/AAA          924,844
                             535,000   Montana State Board of Investments Payroll Tax
                                        Rev. (Workers' Compensation Program),
                                        67/8% due 6/1/2020 .....................................   Aaa/AAA          585,552
NEW YORK-- 17.0%           3,000,000   Metropolitan Transportation Authority Rev.
                                        (Commuter Facilities), 6.10% due 7/1/2026 ..............   Aaa/AAA        3,485,760
                           2,000,000   Metropolitan Transportation Authority Rev.
                                        (Transit Facilities), 6.10% due 7/1/2026 ...............   Aaa/AAA        2,323,840

--------------------------------------------------------------------------------
See footnotes on page 6.

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)                January 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                             FACE                                                                 RATINGS
STATE                       AMOUNT                   MUNICIPAL BONDS                             MOODY'S/S&P    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (continued)      $2,600,000   New York City GOs, 61/4% due 4/15/2027 ..................   A3/A-        $ 2,867,020
                              40,000   New York City GOs, 61/4% due 4/15/2027 ..................   A3/A-             46,655
                           3,000,000   New York State Local Government Assistance
                                        Corporation, 7% due 4/1/2021 ...........................   Aaa/AAA        3,287,880
                           5,125,000   New York State Thruway Authority General Rev.,
                                        6% due 1/1/2025 ........................................   Aaa/AAA        5,823,179
PENNSYLVANIA-- 9.8 %       2,500,000   Allegheny County Airport Rev. (Greater Pittsburgh
                                        International Airport), 6.80% due 1/1/2010* ............   Aaa/AAA        2,729,150
                           2,000,000   Allegheny County Airport Rev. (Greater Pittsburgh
                                        International Airport), 65/8% due 1/1/2022* ............   Aaa/AAA        2,174,920
                           5,000,000   Philadelphia Airport Rev., 6.10% due 6/15/2025* .........   Aaa/AAA        5,441,500
SOUTH CAROLINA-- 5.7%      1,000,000   South Carolina Public Service Authority Rev.
                                        (Santee Cooper), 6.10% due 7/1/2027 ....................   Aaa/AAA        1,102,610
                           2,250,000   South Carolina Ports Authority Rev.,
                                        63/4% due 7/1/2021* ....................................   Aaa/AAA        2,435,017
                           2,250,000   South Carolina Ports Authority Rev.,
                                        63/4% due 7/1/2021* ....................................   Aaa/AAA        2,453,648
TEXAS-- 6.9%               5,000,000   Houston Water & Sewer Systems Rev.,
                                        61/8% due 12/1/2015 ....................................   Aaa/AAA        5,703,750
                           1,465,000   Texas State Veterans' Housing Assistance GOs,
                                        6.80% due 12/1/2023* ...................................   Aa2/AA         1,579,680
VIRGINIA-- 6.0%            2,500,000   Pocahontas Parkway Association Toll Road Bonds
                                        (Route 895 Connector), 51/2% due 8/15/2028 .............   Baa3/BBB-      2,499,925
                           3,500,000   Virginia Housing Development Authority (Multi-
                                        Family Housing), 7% due 11/1/2012 ......................   Aa1/AA+        3,826,935
WASHINGTON -- 8.1%         2,000,000   Chelan County Public Utility District No. 001
                                        (Chelan Hydro Consolidated System Rev.),
                                        51/4% due 7/1/2033* ....................................   Aaa/AAA        2,001,620
                             860,000   Douglas County Public Utilities District No. 1
                                        Hydroelectric Rev., 7.80% due 9/1/2018* ................   A/A+             919,572
                           5,000,000   King County Sewer GOs, 61/8% due 1/1/2033 ...............   Aaa/AAA        5,561,300
WISCONSIN-- 4.1%           4,000,000   Wisconsin Housing & Economic Development
                                        Authority Housing Rev., 6.85% due 11/1/2012 ............   Aaa/AAA        4,305,320
                                                                                                               ------------
TOTAL MUNICIPAL BONDS (Cost $94,021,661)-- 97.4% .............................................................  102,483,559
VARIABLE RATE DEMAND NOTES (Cost $1,300,000)-- 1.2% ..........................................................    1,300,000
OTHER ASSETS LESS LIABILITIES-- 1.4% .........................................................................    1,420,168
                                                                                                               ------------
NET INVESTMENT ASSETS-- 100.0% ............................................................................... $105,203,727
                                                                                                               ============

-----------------------------------------------------------------------------
* Interest income earned from this security is subject to the federal alternative minimum tax. Note: Investments in municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

                     Seligman Quality Municipal Fund, Inc.
                                   Managed by

                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                        Investment Managers and Advisors
                                ESTABLISHED 1864
                       100 Park Avenue, New York, NY 10017
                                                                   CESQF3a 1/99